Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$169,156	78%	$111,737	75%
Non-refundable entrance fee amortization	27,808	13%	23,652	16%
Ancillary and other services	19,492	9%	13,466	9%
Resident fees and services	$216,456	100%	$148,855	100%

	Six Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$333,523	80%	$232,147	78%
Non-refundable entrance fee amortization	55,010	13%	47,658	16%
Ancillary and other services	28,268	7%	17,977	6%
Resident fees and services	$416,801	100%	$297,782	100%

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Schedule of accounts receivable, net	The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance - December 31, 2025	$19,431
Closing balance - June 30, 2026	24,076
Change	$4,645

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

Schedule of adjustments to allowances for credit losses

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance - December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance - December 31, 2025	$2,018

Opening balance - December 31, 2025	$2,018
Additional allowance	2,219
Write-offs, recoveries, and other adjustments	(714)
Closing balance - June 30, 2026	$3,523

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018